Income Taxes - Deferred tax assets and Liabilities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforwards		$ 168
Total gross deferred tax assets	$ 101,676	483
Valuation allowance	(101,676)	(483)
TOI Parent Inc.
Deferred tax assets:
Deferred rent	107,988	57,780
Accrued Expenses	769,754	351,220
Net operating loss carryforwards	2,528,555	150,367
Management Fees (the Practice)	1,827,864	1,814,880
Impaired assets	2,086,611
Deferred revenue	182,467	58,348
Stock Based Compensation	68,505	26,120
Total gross deferred tax assets	7,571,744	2,458,715
Valuation allowance	(5,451,003)	(1,854,005)
Net deferred tax assets	2,120,741	604,710
Deferred tax liabilities:
Plant and equipment, principally due to differences in depreciation and capitalized interest	(1,905,646)	(1,746,345)
Management Fees (TOI Parent)	(1,827,864)	(1,814,881)
Total gross deferred liabilities	(3,733,510)	(3,561,226)
Net deferred tax liabilities	$ (1,612,769)	$ (2,956,516)